TRADE RECEIVABLES, PREPAYMENT, DEPOSITS AND OTHER RECEIVABLES (Details Narrative)	12 Months Ended
Mar. 31, 2022 USD ($)
Deposits from customers	$ 350,381
Payment of deposits	$ 111,826